Share-based compensation - Summary of Stock Options for Exchange to RSUs and Employee Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Stock Options for Exchange to RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average share price at grant date | $ / shares	$ 1.07
Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average share price at grant date | $ / shares	$ 1.04	$ 1.75	$ 3.45
Expected price volatility of the Company's shares (%)	60.00%
Bottom of Range | Stock Options for Exchange to RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	2.92
Expected price volatility of the Company's shares (%)	60.00%
Risk-free interest rate (%)	4.20%
Bottom of Range | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	6	6	6
Expected price volatility of the Company's shares (%)		50.00%	35.00%
Risk-free interest rate (%)	4.19%	3.84%	2.81%
Top of Range | Stock Options for Exchange to RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	7.07
Expected price volatility of the Company's shares (%)	70.00%
Risk-free interest rate (%)	4.43%
Top of Range | Employee Stock Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected term (years)	8	8	8
Expected price volatility of the Company's shares (%)		55.00%	37.00%
Risk-free interest rate (%)	4.57%	4.61%	3.96%